Loans Receivable Net (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Single-family and multi-family residential loans
Single family and multi family residential loans, Amount	$ 97,037	$ 119,066
Single family and multi family residential loans, Percent of Total	100.00%	100.00%
Iowa [Member]
Single-family and multi-family residential loans
Single family and multi family residential loans, Amount	4,503	4,664
Single family and multi family residential loans, Percent of Total	4.60%	3.90%
Minnesota [Member]
Single-family and multi-family residential loans
Single family and multi family residential loans, Amount	88,364	109,632
Single family and multi family residential loans, Percent of Total	91.10%	92.10%
Wisconsin [Member]
Single-family and multi-family residential loans
Single family and multi family residential loans, Amount	2,319	2,130
Single family and multi family residential loans, Percent of Total	2.40%	1.80%
Other states [Member]
Single-family and multi-family residential loans
Single family and multi family residential loans, Amount	$ 1,851	$ 2,640
Single family and multi family residential loans, Percent of Total	1.90%	2.20%